Intangible Assets, Net	12 Months Ended
Dec. 31, 2011
Intangible Assets, Net
Intangible Assets, Net

12. Intangible assets, net

	As of December 31, 2010			As of December 31, 2011
	Gross Carrying Amount	Accumulated Amortization	Net Carrying Amount	Gross Carrying Amount	Accumulated Amortization	Net Carrying Amount
	RMB	RMB	RMB	RMB	RMB	RMB
Copyrights	55,192,452	(12,974,987)	42,217,465	71,586,613	(24,213,208)	47,373,405
Game engine	15,149,890	(6,312,453)	8,837,437	35,649,330	(10,703,646)	24,945,684
Non-compete agreements.	34,675,400	(13,130,016)	21,545,384	27,919,584	(18,983,614)	8,935,970
Trade mark	27,058,383	(15,034,710)	12,023,673	58,981,805	(15,341,378)	43,640,427
Customer relationship	7,213,530	(6,755,147)	458,383	7,213,530	(7,213,530)	-
Completed game	6,144,570	(2,400,223)	3,744,347	65,239,189	(14,209,978)	51,029,211
IPR&D	17,204,796	-	17,204,796	62,600,828	-	62,600,828
Online game product development costs	29,502,827	(985,233)	28,517,594	42,019,604	(7,810,565)	34,209,039
Others	5,393,000	(1,477,308)	3,915,692	1,673,000	(1,214,075)	458,925

Total	197,534,848	(59,070,077)	138,464,771	372,883,483	(99,689,994)	273,193,489

Amortization expenses for the intangible assets were RMB31,374,058, RMB25,047,694 and RMB47,793,828 for the years ended December 31, 2009, 2010 and 2011, respectively. The accelerated amortization expense resulting from the change in the estimated useful life of certain intangible assets acquired from InterServ recorded during the year ended December 31, 2009 was RMB17,459,000 (See Note 3(14)).

The estimated amortization expenses for the above intangible assets for future annual periods:

	For the years ended December 31,
	2012	2013	2014	2015	2016 and thereafter
	RMB	RMB	RMB	RMB	RMB
Amortization expenses	50,546,782	57,654,443	50,240,067	37,211,256	34,225,498